SCHEDULE OF PLANT AND EQUIPMENT NET (Details) (Parenthetical) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Depreciation	$ 8,110	$ 10,610
Asset impairment charges	0	$ 0
Carrying value amount	554,655		$ 544,332
FAW Jilin [Member]
Carrying value amount	$ 45,490		$ 47,920